Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2013
Revenues by Product Groups

The Group’s revenues by its four product groups, including the new home product group, secondary and rental properties product group, home furnishing and improvement product group, and research product group were summarized as follows:

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Marketing services:
New home	210,719	222,963	258,479
Secondary and rental properties	2,280	1,203	919
Home furnishing and improvement	33,635	25,695	18,924

Total marketing service revenues	246,634	249,861	278,322

E-commerce services:
New home	22,513	102,019	188,102
Other product groups	1,657	143	5

Total E-commerce service revenues	24,170	102,162	188,107

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$

Listing services:
Secondary and rental properties	54,732	55,114	144,963
Research	9,785	13,592	14,178
Other product groups	2,608	4,168	2,406

Total listing service revenues	67,125	72,874	161,547